UNITED STATES
			  SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

				      FORM 13F

				 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
	50 Milk Street
	Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts	January 25, 2002

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$112,593

List of Other Included Managers: 		NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109     2477 69400.000SH       SOLE                54400.000         15000.000
AMERICAN INTL GROUP COM        COM              026874107     4820 60705.000SH       SOLE                47705.000         13000.000
ANALOG DEVICES INC COM         COM              032654105     2937 66154.000SH       SOLE                46954.000         19200.000
AOL TIME WARNER                COM              00184A105     3434 106970.000SH      SOLE                92970.000         14000.000
APPLIED MATERIALS INC COM      COM              038222105     1109 27650.000SH       SOLE                27650.000
BANK NEW YORK INC COM          COM              064057102      271 6630.000 SH       SOLE                 6630.000
BANK OF AMERICA CORP COM       COM              060505104      332 5268.000 SH       SOLE                 5268.000
BELLSOUTH CORP COM             COM              079860102      528 13830.000SH       SOLE                13830.000
BP PLC SPONSORED ADR           COM              055622104      368 7920.000 SH       SOLE                 7920.000
BRISTOL-MYERS SQUIBB           COM              110122108     3092 60620.000SH       SOLE                50820.000          9800.000
CELESTICA INC SUB VTG SHS      COM              15101Q108      721 17850.000SH       SOLE                17850.000
CISCO SYSTEMS                  COM              17275R102     3278 181020.000SH      SOLE               147020.000         34000.000
CITIGROUP INC COM              COM              172967101     6330 125399.000SH      SOLE               100599.000         24800.000
CVS CORP COM                   COM              126650100     2268 76637.000SH       SOLE                64637.000         12000.000
EMC CORP. MASS                 COM              268648102     2552 189910.000SH      SOLE               151910.000         38000.000
EXXON MOBIL CORPORATION        COM              30231g102     1029 26176.000SH       SOLE                26176.000
FANNIE MAE                     COM              313586109     4796 60325.000SH       SOLE                47325.000         13000.000
FIRST DATA CORP COM            COM              319963104      400 5100.000 SH       SOLE                 5100.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     5847 160187.000SH      SOLE               130790.000         29397.000
GENERAL ELEC CO COM            COM              369604103     3620 90319.000SH       SOLE                90319.000
GOLDMAN SACHS GROUP            COM              38141G104      937 10100.000SH       SOLE                10100.000
HOME DEPOT INC COM             COM              437076102     3868 75830.000SH       SOLE                52830.000         23000.000
I2 TECHNOLOGIES INC COM        COM              465754109      153 19400.000SH       SOLE                19400.000
INTEL CORP                     COM              458140100     2112 67160.000SH       SOLE                47660.000         19500.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     5374 44425.000SH       SOLE                31425.000         13000.000
JOHNSON & JOHNSON              COM              478160104     6648 112488.000SH      SOLE                92488.000         20000.000
JP MORGAN CHASE & CO           COM              46625H100     2403 66118.000SH       SOLE                56118.000         10000.000
LILLY ELI COMPANY              COM              532457108      679 8650.000 SH       SOLE                 8650.000
LOWES COS INC COM              COM              548661107     2259 48682.000SH       SOLE                48682.000
MCDATA CORPORATION - CLASS A   COM              580031201     3343 136454.000SH      SOLE               105754.000         30700.000
MERCK & CO INC COM             COM              589331107     1808 30740.000SH       SOLE                21940.000          8800.000
MERRILL LYNCH & CO INC COM     COM              590188108      920 17650.000SH       SOLE                11650.000          6000.000
MICROSOFT CORP.                COM              594918104     5064 76440.000SH       SOLE                67540.000          8900.000
MIDCAP SPDR TRUST SERIES 1     COM              595635103      246 2650.000 SH       SOLE                 2650.000
NASDAQ 100 TR UIT              COM              631100104      446 11450.000SH       SOLE                11450.000
NOKIA CORP SPONSORED ADR       COM              654902204     2274 92700.000SH       SOLE                69000.000         23700.000
PFIZER INC COM                 COM              717081103     4275 107280.000SH      SOLE                85280.000         22000.000
SAFEWAY INC COM NEW            COM              786514208     1824 43700.000SH       SOLE                30700.000         13000.000
SBC COMMUNICATIONS INC COM     COM              78387G103      861 21988.000SH       SOLE                21988.000
SCHERING-PLOUGH CORP.          COM              806605101     1493 41700.000SH       SOLE                31700.000         10000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      680 5950.000 SH       SOLE                 5950.000
STAPLES INC COM                COM              855030102     1182 63200.000SH       SOLE                63200.000
STATE STR CORP COM             COM              857477103      586 11220.000SH       SOLE                11220.000
SUN MICROSYSTEMS INC COM       COM              866810104     1267 102980.000SH      SOLE                68180.000         34800.000
TEXAS INSTRS INC COM           COM              882508104     1271 45400.000SH       SOLE                29100.000         16300.000
TYCO INTL LTD NEW COM          COM              902124106     8179 138860.000SH      SOLE               116860.000         22000.000
VERIZON COMMUNICATIONS COM     COM              92343v104      211 4440.000 SH       SOLE                 4440.000
WAL MART STORES INC COM        COM              931142103      843 14649.000SH       SOLE                14649.000
ZIMMER HOLDINGS INC            COM              98956P102     1179 38600.000SH       SOLE                24600.000         14000.000